Parent Company Information	12 Months Ended
Dec. 31, 2023
Condensed Financial Information Disclosure [Abstract]
Parent Company Information
46. Parent Company Information
The following tables present the Parent Company Only financial information:
Condensed Statements of Financial Position

	December 31, 2022		December 31, 2023
	(In millions of Korean won)
Assets
Cash and due from financial institutions	￦	351,056	￦	256,337
Financial assets at fair value through profit or loss		1,522,314		1,376,423
Loans at amortized cost		522,326		608,286
Investments in subsidiaries *
Banking subsidiaries		14,821,721		14,821,721
Nonbanking subsidiaries.		11,919,717		11,896,096
Other assets		1,316,693		570,035

Total assets	￦	30,453,827	￦	29,528,898

Liabilities and shareholders’ equity
Debentures	￦	4,956,949	￦	3,871,820
Other liabilities		1,265,062		615,003
Shareholders’ equity		24,231,816		25,042,075

Total liabilities and shareholders’ equity	￦	30,453,827	￦	29,528,898

*	Investments in subsidiaries were accounted at cost method in accordance with IAS No.27.
Condensed Statements of Comprehensive Inco
m
e

	2021		2022		2023
	(In millions of Korean won)
Income
Dividends from subsidiaries	￦	1,617,949	￦	1,871,223	￦	2,192,380
Interest from subsidiaries		7,897		17,310		31,257
Other income		30,953		52,777		120,699

Total income		1,656,799		1,941,310		2,344,336

Expense
Interest expense		120,469		112,353		99,980
Non-interest expense		99,745		159,708		107,355

Total expense		220,214		272,061		207,335

Profit before income tax expense		1,436,585		1,669,249		2,137,001

Income tax benefit		2,281		15,263		(15,757)

Profit for the year		1,438,866		1,684,512		2,121,244

Other comprehensive gain(loss) for the year, net of tax		(298)		2,483		(962)

Total comprehensive income for the year	￦	1,438,568	￦	1,686,995	￦	2,120,282

Condensed Statements of Cash Flows

	2021		2022		2023
	(In millions of Korean won)
Operating activities
Net income	￦	1,438,866	￦	1,684,512	￦	2,121,244
Reconciliation of net income to net cash provided by operating activities:
Other operating activities, net		(92,785)		7,807		(66,265)

Net cash inflow from operating activities		1,346,081		1,692,319		2,054,979

Investing activities
Net payments from (to) subsidiaries		(219,268)		—		27,539
Other investing activities, net		(39,477)		(1,409,500)		103,294

Net cash outflow from investing activities		(258,745)		(1,409,500)		130,833

Financing activities
Net increase (decrease) in borrowings		(100,000)		—		100,000
Increases in debentures		389,405		498,898		—
Repayments of debentures and lease liabilities		(970,535)		(1,100,584)		(1,090,617)
Issuance of hybrid securities		1,142,203		1,596,000		598,537
Cash dividends paid		(1,053,417)		(1,564,153)		(1,336,815)
Acquisition of treasury shares		—		—		(571,745)
Other financing activities		—		—		109

Net cash inflow (outflow) from financing activities		(592,344)		(569,839)		(2,300,531)

Net increase (decrease) in cash and cash equivalents		494,992		(287,020)		(114,719)
Cash and cash equivalents as of January 1		23,081		518,073		231,053

Cash and cash equivalents as of December 31	￦	518,073	￦	231,053	￦	116,334